Warrants, Convertible Loans and Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
Warrants, Convertible Loans and Other Financial Liabilities
Warrants, Convertible Loans and Other Financial Liabilities

23.Warrants, Convertible Loans and Other Financial Liabilities

Warrants, convertible loans and other financial liabilities are as follows:

in € thousand	12/31/2021	12/31/2020
Other non-current financial liabilities	—	27
Other current financial liabilities	—	21
Warrants	21,405	—
Convertible loans – host	—	84,287
Convertible loans – embedded derivative	—	14,948
Convertible loans	—	99,235

Warrants

Upon the Reorganization, 12,650 thousand public warrants (“Public Warrants”) and 7,060 thousand warrants that were issued in a private placement transaction (“Private Warrants”) were assigned as former Qell warrants to Lilium warrants. The terms of the Public Warrants and Private Warrants remain unchanged following the assignment. As of December 31, 2021, all warrants were outstanding.

The Public Warrants and the Private Warrants give the holder the right, but not the obligation, to subscribe to Lilium’s shares at a fixed or determinable price for a specified period of time subject to the provision of the Warrant Agreement. The Warrants became exercisable 30 days after the consummation of the Reorganization. The Warrants will expire five years after the completion of the Reorganization or earlier upon redemption, liquidation or expiration in accordance with their terms.

Those instruments were considered to be part of the net assets acquired and therefore, management applied the provisions of debt and equity classification under IAS 32 Financial Instruments: Presentation (“IAS 32”). In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of operations and other comprehensive income (loss) at each reporting date. As the Public and Private Warrants include contingent settlement provisions that introduce potential variability to the settlement amounts of the Public Warrants and Private Warrants, dependent on the occurrence of some uncertain future events, the Public Warrants and Private Warrants are accounted for as derivative financial liabilities at fair value, with changes in fair value reflected through profit and loss on the consolidated statement of operations and other comprehensive income (loss).

Convertible loans

In January 2021, the Group entered into a new loan convertible (CLA4) to equity for an amount of €1,850 thousand. The loan bears 5 % accrued interest and matures upon the occurrence of certain conversion or termination events. The Group assessed that the entire instrument is a liability. There is one component to be bifurcated as equity because one conversion feature of the loan leads to a conversion into a fixed number of shares for a fixed amount. However, the Group has assessed that the fair value of this equity component equals zero. In addition, all of the embedded conversion features were bifurcated and separately measured as one combined derivative financial liability at fair value through profit or loss, since they share the same risk exposure and are interdependent. As of September 14, 2021, the convertible loan holders assigned their claims to Lilium N.V. in exchange for 274,272 newly issued Lilium N.V. Class A shares. The sum of the carrying amount of the embedded derivative and the host contract in totaling €2,056 thousand has been transferred into subscribed capital (€33 thousand) and capital reserves (€2,023 thousand).

On March 11, 2020, the Group entered into a loan convertible (CLA3) to equity for an amount of €85,900 thousand. The loan bears 2 % accrued interest and matures on March 11, 2027, or earlier upon the occurrence of certain conversion or termination events. At initial recognition, a day one gain for the Group in the amount of € 34,084 thousand incurred, as the consideration received exceeded the initial fair value of the convertible loan by this amount.

The following tables show the effect of reasonable changes of these input parameters on the initial fair value of the convertible loan (host contract) and the resulting equity effect as of March 11, 2020:

in € thousand March 11, 2020	Fair value host contract	Effect on capital contribution
Base	52,090
Conversion 1 year later	43,678	8,412
Conversion 1 year earlier	61,582	(9,492)

in € thousand March 11, 2020	Fair value host contract	Effect on capital contribution
Base	52,090
credit spread +10%	49,558	2,532
credit spread -10%	54,819	(2,730)

As the lender is a shareholder at the same time, this amount was considered as additional capital contribution to the Group and was therefore recognized in equity without subsequent measurement. The Group assessed that the entire instrument is a liability and there is no component to be bifurcated as equity because some conversion features of the loan lead to a conversion into a variable number of shares and are not under the control of the Group. Instead, some of the embedded conversion and prepayment features were bifurcated and separately measured as one combined derivative financial liability at fair value through profit or loss, since they share the same risk exposure and are interdependent. The remaining debt component is measured as liability at amortized cost until it is converted into equity or becomes due for repayment. On March 26, 2021, the convertible loan of €85,900 thousand and the accrued interest were converted into series 7,187 series B2 shares of Lilium GmbH (20,533,259 Class A Lilium N.V. shares, retrospectively adjusted). At the conversion event the day one gain amounting to €34,084 thousand has been reclassified from other capital reserves into share premium.